LINE OF CREDIT	6 Months Ended
Jun. 30, 2026
PRIMEGEN US, INC. [Member]
LineOfCreditLineItem [Line Items]
LINE OF CREDIT

6. LINE OF CREDIT

Effective January 5, 2026, the Company entered a promissory note with East West Bank, which includes a revolving line of credit providing for borrowings up to $2 million (the “Line of Credit”). Borrowings on the Line of Credit are collateralized by a certificate of deposit held by Sam Fong and Miranda Fong and bear interest at an index rate (the “Index”), which is equal to the interest rate on the certificate of deposit being held as collateral, plus 1.25%. The Index as of June 30, 2026 is equal to 3.534% per annum, resulting in an interest rate of 4.784% per annum. The Index will fluctuate to the extent the interest rate on the collateralized certificate of deposit changes. Any borrowings under the Line of Credit, including any accrued interest, are due in full on January 5, 2028. Monthly payments of any accrued interest outstanding are due beginning on February 5, 2026.

The outstanding balance on the Line of Credit as of June 30, 2026 amounted to $1,650,000. On May 1, 2026, the promissory note agreement was amended to increase the total available borrowings under the Line of Credit from $2 million to $2.5 million.